Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss on derivatives	$ (714,074)	$ (2,340,418)	$ (2,611,920)
Loss on derivatives, net
Interest rate swaps - Fair value	2,017,297	1,517,932
Interest rate swaps - Realized Loss	$ (2,731,371)	$ (3,858,350)